Other long-term liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 90,371	$ 59,349
Deferred compensation plan liabilities	81,452	91,943
Other	20,285	51,370
Other long-term liabilities	$ 192,108	202,662
Deferral of the employer side of social security payments under the CARES Act		$ 33,686